Trading Advisors	12 Months Ended
Dec. 31, 2013
Trading Advisors [Abstract]
Trading Advisors
5.	Trading Advisors

Ceres, on behalf of each Partnership, retains certain unaffiliated commodity trading advisors which are registered with Commodity Futures Commission, to make all trading decisions for the Partnerships.  The trading advisors for each Partnership at December 31, 2013, were as follows:

Spectrum Currency
Cambridge
Krom River

Spectrum Global Balanced
Altis Partners (Jersey) Limited (“Altis”)
SSARIS Advisors, LLC (“SSARIS”)

Spectrum Select
Altis Partners (Jersey) Limited
EMC Capital Advisors, LLC
Graham Capital Management, L.P. (“Graham”)
Northfield Trading L.P.
Rabar Market Research, Inc. (“Rabar”)

Spectrum Strategic
Aventis Asset Management LLC
Blenheim Capital Management, L.L.C. (“Blenheim”)
PGR Capital L.P.

Spectrum Technical
Aspect Capital Limited
Blackwater Capital Management LLC
Campbell & Company, Inc. (“Campbell”)
Rotella Capital Management, Inc. (“Rotella”)
Winton Capital Management Limited
Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee — The management fee for Spectrum Currency is accrued at a rate of 1/12 of 1% (a 1% annual rate) per month of net assets allocated on the first day of each month to Krom River and 1/12 of 1.5% (a 1.5% annual rate) per month of net assets allocated to Cambridge on the first day of each month.

Prior to October 1, 2013, the management fee payable to Krom River was 1/12 of 2% (a 2% annual rate).

The monthly management fee payable to C-View prior to termination on May 31, 2013 was 1/12 of 2% (a 2% annual rate).

The monthly management fee payable to Flintlock prior to termination on October 10, 2012, was 1/12 of 1.5% (a 1.5% annual rate).

The management fee for Spectrum Global Balanced is accrued at a rate of 5/48 of 1% per month of net assets allocated to SSARIS on the first day of each month (a 1.25% annual rate) and 1/12 of 1.25% per month of net assets allocated to Altis on the first day of each month (a 1.25% annual rate).

The monthly management fee payable to C-View prior to termination on May 31, 2013 was 1/6 of 1% (a 2% annual rate).

The management fee for Spectrum Select is accrued at a rate of 1/12 of 1.25% per month of net assets allocated to Altis on the first day of each month (a 1.25% annual rate), 1/6 of 1% per month of net assets allocated to Graham on the first day of each month (a 2% annual rate), 1/12 of 2% per month of net assets allocated to EMC and Rabar on the first day of each month (a 2% annual rate) and 1/12 of 1% per month of net assets allocated to Northfield on the first day of each month (a 1% annual rate).

Prior to December 1, 2013, the monthly management fee payable to Northfield was 1/12 of 2% (a 2% annual rate).

The monthly management fee payable to Sunrise Capital prior to termination on June 28, 2013 was 1/12 of 2% (a 2% annual rate).

Prior to February 1, 2011, the monthly management fee payable to Sunrise Capital was 1/4 of 1% (a 3% annual rate).

Prior to July 1, 2011, the monthly management fee payable to EMC and Rabar was 5/24 of 1% (a 2.5% annual rate).

Prior to July 1, 2011, the monthly management fee payable to Northfield was 1/12 of 3% (a 3% annual rate).

The management fee for Spectrum Strategic is accrued at a rate of 1/4 of 1% per month of net assets allocated to Blenheim on the first day of each month (a 3% annual rate), 1/12 of 1% per month of net assets allocated to PGR on the first day of each month (a 1% annual rate) and 1/12 of 1.5% per month of net assets allocated to Aventis on the first day of each month (a 1.5% annual rate).

Effective July 1, 2011, the management fee payable to Eclipse was reduced from a monthly management fee rate equal to 1/12 of 3% (a 3% annual rate) to a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate).  Eclipse was removed as a trading advisor to Spectrum Strategic effective November 30, 2011.

Effective June 1, 2011, the monthly management fee payable to DKR was reduced from a monthly management fee rate equal to 1/12 of 2% (a 2% annual rate) to a monthly management fee rate equal to 1/12 of 1.75% (a 1.75% annual rate).  DKR was removed as a trading advisor to Spectrum Strategic effective August 31, 2011.

The management fee for Spectrum Technical is accrued at a rate of 1/12 of 1.5% per month of net assets allocated to Aspect and Winton on the first day of each month (a 1.5% annual rate), 1/6 of 1% per month of net assets allocated to Campbell on the first day of each month (a 2% annual rate), 1/12 of 1% per month of net assets allocated to Rotella on the first day of each month (a 1% annual rate), and 1/12 of 0.75% per month of net assets allocated to Blackwater on the first day of each month (a 0.75% annual rate).

Prior to December 1, 2013, the monthly management fee payable to Blackwater was 1/12 of 1.25% (a 1.25% annual rate).

Effective October 31, 2012, JWH was terminated as a trading advisor to Spectrum Technical.  The monthly management fee payable to JWH was 1/6 of 1% (a 2% annual rate).

  Effective October 31, 2012, Chesapeake was terminated as a trading advisor to Spectrum Technical.  The monthly management fee payable to Chesapeake was 1/12 of 2% (a 2% annual rate).

For the period from June 1, 2012, through October 31, 2012, Chesapeake temporarily reduced the management fee it received from Spectrum Technical from an annual rate of 2% of net assets as of the first day of the month, to an annual rate of 1% of net assets as of the first day of the month .

Prior to June 1, 2012, the monthly management fee payable to Aspect was 1/6 of 1% (a 2% annual rate).

Prior to January 1, 2012, the monthly management fee payable to Winton was 1/6 of 1% (a 2% annual rate).

Prior to June 1, 2011, the monthly management fee payable to Campbell was 1/4 of 1% (a 3% annual rate).

Prior to July 1, 2011, the monthly management fee payable to Rotella was 1/12 of 2% (a 2% annual rate).

Effective January 1, 2010, to July 1, 2011, Spectrum Technical paid Rotella a monthly management fee equal to 1/6 of 1% of its net assets allocated to Rotella on the first day of each month (a 2% annual rate).

Incentive Fee — Spectrum Currency pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to Krom River’s allocated net assets at the end of the calendar quarter and 15% of the trading profits experienced with respect to Cambridge’s allocated net assets as of the end of each calendar quarter.

Prior to May 31, 2013, Spectrum Currency paid C-View a monthly incentive fee equal to 20% of the trading profits experienced with respect to C-View’s allocated net assets as of the end of each calendar month.  C-View was removed as a trading advisor to Spectrum Currency effective May 31, 2013.

Prior to October 10, 2012, Spectrum Currency paid Flintlock a monthly incentive fee equal to 20% of the trading profits experienced with respect to Flintlock’s allocated net assets as of the end of each calendar quarter.  Flintlock was removed as a trading advisor to Spectrum Currency effective October 10, 2012.

Prior to May 31, 2011, Spectrum Currency paid DKR a monthly incentive fee equal to 20% of the trading profits experienced with respect to trading advisor’s allocated net assets as of the end of each calendar month.  DKR was removed as a trading advisor to Spectrum Currency effective May 31, 2011.

Spectrum Global Balanced pays a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to SSARIS as of the end of each calendar month and 20% of the trading profits experienced with respect to the net assets allocated to Altis as of the end of each calendar month.

Prior to May 31, 2013, Spectrum Global Balanced paid C-View a monthly incentive fee equal to 20% of the trading profits experienced with respect to C-View’s allocated net assets as of the end of each calendar month.  C-View was removed as a trading advisor to Spectrum Global Balanced effective May 31, 2013.

Spectrum Select pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Northfield, EMC, Rabar, Altis and Graham as of the end of each calendar month.

Prior to June 28, 2013, Spectrum Select paid Sunrise Capital a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to C-View as of the end of each calendar month.  Sunrise Capital was removed as a trading advisor to Spectrum Select effective June 28, 2013.

Prior to February 1, 2011, the monthly incentive fee rate paid to Sunrise Capital was 15%.

Prior to July 1, 2011, Spectrum Select paid Northfield a monthly incentive fee equal to 15% of the trading profits experienced with respect to trading advisor’s allocated net assets as of the end of each calendar month.

Prior to July 1, 2011, Spectrum Select paid EMC and Rabar a monthly incentive fee equal to 17.5% of the trading profits experienced with respect to trading advisor’s allocated net assets as of the end of each calendar month.

Spectrum Strategic pays a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Blenheim as of the end of each calendar month, 20% of the trading profits experienced with respect to the net assets allocated to Aventis as of the end of each calendar quarter and 20% of the trading profits experienced with respect to the net assets allocated to PGR as of the end of each calendar year.

For the period from July 1, 2011, to November 30, 2011, Spectrum Strategic paid Eclipse a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to Eclipse as of the end of each calendar month.

Prior to July 1, 2011, Spectrum Strategic paid Eclipse a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Eclipse as of the end of each calendar month.

Prior to August 31, 2011, Spectrum Strategic paid DKR a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to DKR as of the end of each calendar month.

Spectrum Technical pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to the net assets allocated to each of Aspect, Campbell, Rotella, and Winton as of the end of each calendar month and 20% of the trading profits experienced with respect to the net assets allocated to Blackwater as of the end of each calendar year.

Prior to October 31, 2012, Spectrum Technical paid Chesapeake and JWH a monthly incentive fee equal to 19% and 20%, respectively, of the trading profits experienced with respect to Chesapeake’s and JWH’s allocated net assets as of the end of each calendar month.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage and management fees are deducted.

For all trading advisors with trading losses, no incentive fee is paid in subsequent months until all such losses are recovered.  Cumulative trading losses are adjusted on a pro rata basis for the net amount of each month’s redemptions.